Income Taxes (Details 2) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Deferred Tax Assets
Stock-based compensation	$ 1,415,118	$ 760,339
Net operating losses	5,496,575	4,650,053
Other
Total deferred tax assets	6,911,693	5,410,392
Valuation allowance	(6,911,693)	(5,258,641)
Net deferred tax assets		151,751
Deferred Tax Liabilities
Identifiable intangibles - Howco Purchase		(151,751)
Total deferred tax liabilities		(151,751)
Net deferred tax